5. EQUITY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2017	Mar. 31, 2016
Proceeds from issuance of common stock and warrants			$ 7,166,081	$ 554,306	$ 2,759,355	$ 5,606,755
Adjustment of warrants	$ 0	$ 0	0	345,841	345,841	0
Unrecognized stock option expense					$ 3,203,208
Weighted average remaining vesting period					2 years 7 months 13 days
Stock Based Compensation			$ 887,607	$ 1,880,150	$ 2,186,309	$ 202,844
Restricted Stock Units (RSUs) [Member]
RSU's vested					46,125
RSU's exchanged					36,150
RSU's cancelled in exchange for withholding tax					13,146
Optioins cancelled for withholding tax					$ 75,550
Amendment of November 2014 Investment Documents [Member]
Warrants issued					30,000
Fair value of warrants					$ 111,900
December 2016 10% Convertible Notes [Member]
Warrants issued					127,575
Fair value of warrants					$ 380,174
March 2017 Equity Financing [Member]
Warrants issued					575,000
Fair value of warrants					$ 1,493,390
2010 Stock Incentive Plan
Shares authorized					3,170,000
Shares available for issuance					2,241,549
Stock based compensation expense					$ 2,076,535
2005 Director Compensation Plan [Member]
Shares available for issuance					0
Options granted					26,757
Options forfeited					21,756
Options exercised					5,000
2012 Directors Compensation Program [Member]
Options granted					79,309	11,053
Options forfeited					79,309
2000 Stock Option Plan
Shares available for future issuance					9,800
Amendment of December 2014 Warrants [Member]
Adjustment of warrants					$ 345,841
March 2017 Equity Financing [Member]
Proceeds from issuance of common stock and warrants					$ 1,804,250
Number of securities that warrants may convert to					575,000
Reduction of price [Member] | March 2017 Equity Financing [Member]
Fair value of warrants					$ 219,048
Warrant exchange [Member] | March 2017 Equity Financing [Member]
Warrants issued					(264,000)
Fair value of warrants					$ 528,000
H.C. Wainwright [Member]
Proceeds from issuance of common stock and warrants					$ 955,206
Stock sold new, shares issued					216,078
Three Investors [Member]
Stock issued for exercise of warrants, shares issued					2,660
Stock issued upon conversion of warrants					2,660
Outside Directors and Executive Officers [Member]
RSU's exchanged for common stock, RSU's exchanged					149,864
RSU's exchanged for common stock, Common stock issued					149,864
James A. Joyce [Member]
RSU's granted					634,000
RSU's vested					158,500
Rodney S. Kenley [Member]
RSU's granted					52,000
RSU's vested					13,000
James B. Frakes [Member]
RSU's granted					52,000
RSU's vested					13,000
Non Employee Directors [Member]
RSU's granted					49,296
RSU's vested					12,324
Executives [Member] | Restricted Stock Units (RSUs) [Member]
RSU's exchanged					184,500
RSU's cancelled					70,786
RSU's cancelled, common stock issued					113,714